Cover	3 Months Ended
Aug. 31, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	DiamiR Biosciences Corp. (the “Company” or “we”) hereby amends its Registration Statement on Form S-1 as initially filed with the Securities and Exchange Commission (the “Commission”) on June 28, 2024, and as amended on July 16, 2024 and August 1, 2024 (collectively, this “Registration Statement”) to revise certain disclosures in response to verbal comments received from the Commission and update the financial information to reflect the quarter ended August 31, 2024.
Entity Registrant Name	DIAMIR BIOSCIENCES CORP.
Entity Central Index Key	0001621459
Entity Tax Identification Number	47-3736261
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Deer Park Drive
Entity Address, Address Line Two	Suite 102G
Entity Address, Address Line Three	Monmouth Junction
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08852
City Area Code	732
Local Phone Number	823-1143
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false